Summary of significant accounting policies - Estimated useful lives of assets (Details)	Dec. 31, 2023
Furniture and equipment | ElectraMeccanica Vehicles Corp
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	5 years
Computer hardware | ElectraMeccanica Vehicles Corp
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	3 years
Computer software | ElectraMeccanica Vehicles Corp
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	2 years
Company vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	5 years
Company vehicles | ElectraMeccanica Vehicles Corp
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	3 years
Production molds | ElectraMeccanica Vehicles Corp
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	3 years